Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-cash financing activities:
Conversion of loan payable to noncontrolling interest		$ 1,196,037
Equity issuance costs offset against offering proceeds	430,066
Insurance premium financing agreement	2,166,090
Note receivable issuance			2,852,106
Ordinary shares issued as acquisition consideration	31,967,225
Ordinary share warrants issued to preferred shareholders	15,600,000
Ordinary shares issued to preferred shareholders	513,080,828
Ordinary shares issued to settle accounts payable	1,443,000
Ordinary shares issued for services	2,025,482
Preferred shares redemption value accretion	21,702,737	495,088,038	340,080,000
Promissory notes issued to repurchase preferred shares	100,000,000
Reclassification of repurchased preferred shares’ excess carrying value from mezzanine equity to shareholders’ equity	38,093,537
Reclassification of mezzanine equity to shareholders’ equity from conversion of redeemable preferred shares	2,745,357,933
Supplemental disclosure:
Income taxes paid	12,038,098	15,965,370	19,474,921
Interest paid	$ 3,470,239	$ 26,042